Note 16 - Stock Based Compensation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 1997	Dec. 31, 1993
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 96,000	$ 118,000	$ 115,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	33,000	40,000	39,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	0	0		315,000	593,798	395,986
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)		61,642
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in Dollars per share)			$ 2.33
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	32,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	27,000	57,000	23,000
Restricted Stock or Unit Expense	56,000	37,000	20,000
Restricted Stock [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 210,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 36 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)		10